Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income/(loss)	$ 234,441	$ (693,351)	$ (204,400)
Non-cash items add/(deduct):
Depletion, depreciation and accretion	271,336	218,118	269,046
Asset impairment	3,420	751,723	0
Goodwill impairment		149,217	347,283
Changes in fair value of derivative instruments	109,536	18,074	59,750
Deferred income tax expense/(recovery)	98,755	(188,260)	61,650
Foreign exchange (gain)/loss on debt and working capital	(8,055)	1,363	(21,899)
Share-based compensation and general and administrative	13,424	9,508	17,356
Other expense/(income)	(4,594)
Amortization of debt issuance costs	1,093	0
Foreign exchange (gain)/loss on U.S. dollar cash held in parent company	(2,330)	(902)	6,825
Other income reclassified to Investing Activities	(4,593)
Asset retirement obligation expenditures	(12,951)	(13,275)	(12,646)
Changes in non-cash operating working capital	(94,643)	83,669	(3,197)
Cash flow from/(used in) operating activities	604,839	335,884	519,768
Financing Activities
Proceeds from bank term loan/bank credit facility	400,000
Debt issue costs	(4,621)
Repayment of senior notes	(81,600)	(81,600)	(44,444)
Proceeds from the issuance of shares	98,339
Purchase of common shares under Normal Course Issuer Bid	(123,182)	(1,807)	(134,285)
Share-based compensation - tax withholdings settled in cash	(3,551)	(5,567)	(3,705)
Dividends	(32,284)	(19,897)	(21,003)
Cash flow from/(used in) financing activities	253,101	(108,871)	(203,437)
Investing Activities
Capital and office expenditures	(271,131)	(248,990)	(454,521)
Bruin acquisition	(420,249)
Dunn County acquisition	(305,076)
Property and land acquisitions	(9,846)	(7,491)	(18,409)
Property divestments	108,193	4,456	7,210
Other expense/(income)	4,593
Cash flow from/(used in) investing activities	(893,516)	(252,025)	(465,720)
Effect of exchange rate changes on cash and cash equivalents	6,979	(1,786)	(295)
Change in cash and cash equivalents	(28,597)	(26,798)	(149,684)
Cash and cash equivalents, beginning of year	89,945	116,743	266,427
Cash and cash equivalents, end of year	$ 61,348	$ 89,945	$ 116,743